Note 4 - Collaborative Arrangements (Detail) - The following table outlines the nature and amount of other revenue recognized: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Cost Reimbursement [Member]
Revenues under cost sharing agreement	€ 1,257	€ 323	€ 1,138
Upfront Payments Recognized Ratably [Member]
Revenues under cost sharing agreement		1,703	3,409
Total [Member]
Revenues under cost sharing agreement	€ 1,257	€ 2,026	€ 4,547